Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation of the financial statements

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and include the accounts of Collplant Biotechnologies Ltd. and its wholly-owned subsidiaries.

Prior to 2019, the Company prepared its financial statements in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), as permitted in the United States (“U.S.”) based on the Company’s status as a foreign private issuer as defined by the U.S. Securities and Exchange Commission (the “SEC”). During 2019, the Company decided to adopt the US GAAP since the Company’s business activity is primarily in the U.S. as well as its activity in the U.S. capital markets.

b.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

c.	Functional currency

The functional currency is the currency that best reflects the economic environment in which the Company and its subsidiaries operates and conducts their transactions. Most of the Company’s financing activity, cash flows, costs and expenses are incurred in U.S. dollar. Base on the Company’s management assessment the functional currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured using the exchange rates in effect on the consolidated balance sheet date. Equity accounts are translated at historical rates, except for the change in accumulated deficit during the year, which is the result of the statements of operations translation process. All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financing income or expenses as appropriate. (Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters.”)

d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company transactions and balances have been eliminated in consolidation.

e.	Segments

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined it operates in one operating segment and one reportable segment, as its chief operating decision maker reviews financial information presented only on a consolidated basis for purposes of allocating resources and evaluating financial performance.

f.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

g.	Restricted deposits

The Company’s considers as restricted deposits long term and short term collaterals related to the Company’s lease contracts and credit card.

h.	Trade receivables

Trade receivables are stated net of credit losses allowance. The Company is exposed to credit losses primarily through sales of products. The allowance against gross trade receivables reflects the current expected credit loss inherent in the receivables portfolio determined based on the Company’s methodology. The Company’s methodology is based on historical experience, customer creditworthiness, current and future economic condition and market condition. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. The Company’s assessment for credit loss is negligible.

i.	Inventories

Inventory is measured at the lower of cost and net realizable value.

Inventory costing is based on the moving average costing method. In the case of purchased goods and work in process, costs include raw materials, direct labor, share based compensation and other direct costs and fixed production overheads (based on the normal operating capacity of the production facilities  ).

Net realizable value is the estimated selling price in the ordinary course of business, less variable attributable selling expenses.

j.	Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets and current and non-current operating lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company also elected the practical expedient to not separate lease and non-lease components for its leases   (see also Note 6).

k.	Property and equipment

1)	Property and equipment are stated at cost, net of accumulated depreciation.

2)	The Company’s property and equipment are depreciated by the straight-line method on the basis of their estimated useful life.

The depreciation period is as follows:

Years

Laboratory equipment	4 - 5
Greenhouse equipment*	4 - 10
Computer equipment	3
Office furniture	7 - 17
Leasehold improvements	**
Vehicles	4-7

*	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.

**	Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or useful economic life.

l.	Impairment of long-lived assets

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value.

For the three years ended December 31, 2021, the Company did not recognize an impairment loss for its long-lived assets.

m.	Intangible assets

The Company capitalizes development costs incurred during the application development stage that are related to internal use technology. Under ASC 350-40, internal-use software capitalization begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose.

Cost capitalized to internal use software include sub-contractors services and employee salary expenses.

n.	Share-based compensation

The Company accounts for employees’ share-based payment awards classified as equity awards using the grant-date fair value. The fair value of each share option award is estimated on the grant date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of highly subjective assumptions, including the fair value of the underlying ordinary shares, the expected term of the share option, the expected volatility of the price of our ordinary shares, risk-free interest rates, and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach.

The Company elected to account for forfeitures as they occur.

o.	Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Grants received from Israel Innovation Authority (hereafter - “IIA”), are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grant was deducted from the research and development expenses as the applicable costs are incurred, and presented in R&D expenses, net. See Note 7.

Research and development expenses, net for the years ended December 31, 2021 and 2020 did not include participation in research and development expenses.

Research and development expenses, net for the year ended December 31, 2019, include participation in research and development expenses in the amount of approximately $28.

p.	Revenue recognition

Revenues are recognized in accordance with ASC 606; revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the customers, in an amount that the Company expects in exchange for those goods or services.

The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when the performance obligation is satisfied.

(1)	Identify the contract with a customer

A contract is an agreement between two or more parties that creates enforceable rights and obligations. In evaluating the contract, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration and considers the probability of collecting substantially all of the consideration.

(2)	Identify the performance obligations in the contract

At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations.

Performance obligations are promised goods or services in a contract to transfer a distinct good or service to the customer.

The Company evaluates whether options granted to a customer to acquire additional goods or services give rise to a performance obligation. If an agreement contains such option, the Company determines that the option is a separate performance obligation only if the option provides a material right to the customer that it would not receive without entering into that agreement.

(3)	Determine the transaction price

The Company estimates the transaction price based on the amount of consideration the Company expects to be received for transferring the promised goods or services in the contract. The consideration may include both fixed consideration and variable consideration. At the inception of each arrangement that includes variable consideration, the Company evaluates the amount of the potential payments and the likelihood that the payments will be received. If it is probable that a significant revenue reversal would not occur, the variable consideration is included in the transaction price.

The transaction price is allocated to each performance obligation on a relative stand-alone selling price basis. In determining the stand-alone selling price the Company considers market conditions as well as entity-specific factors, including those factors contemplated in negotiating the agreements as well as internally developed estimates that include assumptions related to the market opportunity, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the license.

(4)	Allocate the transaction price to the performance obligations in the contract

For contracts with more than one performance obligation the Company allocates the transaction price to each separate performance obligation, based on its relative standalone selling price.

(5)	Recognize revenue when a performance obligation is satisfied

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control either transfers over time or at a point in time, which affects when revenue is recorded.

Up-front payments and fees are recorded as deferred revenue upon receipt or when due until the Company performs its obligations under these arrangements. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as current portion of deferred revenue in the accompanying consolidated balance sheets. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion. Amounts are recorded as accounts receivable when the Company’s right to consideration is unconditional.

1.	Revenues from sale of goods

The goods are products based on the Company’s rhCollagen, and include the BioInk product for the development of 3D bioprinting of organs and tissues and the medical aesthetics and products for tendinopathy and wound healing. The Company recognizes revenues from selling goods at a point in time when control over the product is transferred to customers (upon delivery).

2.	Revenues from rendering services

Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. Under the Company’s service contracts, the Company has a right to consideration from the customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date and recognizes revenue in the amount to which the Company has a right to invoice.

The Company charges its customers based on payment terms agreed upon in specific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability.

3.	Revenues from licensing agreement

a.	On February 5, 2021, the Company signed a Development, Exclusivity and Option Products Agreement (“the Development Agreement”), with AbbVie, pursuant to which the Company and AbbVie will collaborate in the development and commercialization of dermal and soft tissue filler products for the medical aesthetics market, using the Company’s rhCollagen technology and AbbVie’s technology (see also Note 8).

The Company has identified in the Development Agreement the right for the CollPlant technology and right to use any know-how related to CollPlant rhCollagen.
Pursuant to the Development Agreement CollPlant grants AbbVie, its affiliates and third-party transferees  a right to use any know-how related to CollPlant rhCollagen that is (a) necessary or useful to exploit an exclusive product and (b) controlled by CollPlant or its affiliates, solely to support the regulatory approval of such exclusive product.

The Company determined that those rights described above are to the use of the IP of CollPlant, therefore represent a right under a license contract. The Company farther identified the license as a performance obligation.

In addition, the Company has identified in the Development Agreement (i) certain development activities, (ii) a right of first negotiation for Option Products, and (iii) an option for future supply agreement. However, neither of the above mentioned is distinct and/or provides a material right to the customer and therefore, do not give rise to a performance obligation.

As such the Company has concluded that the contract includes only one performance obligation, and the transaction price was fully allocated to the license delivery performance obligation.

The transaction price included an up-front paid amount of $14,000 as well as variable considerations contingent upon the Company or AbbVie achieving certain milestones and sales-based royalties (“Variable Consideration”). The Company estimates variable consideration using the most likely method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur.

Since it is not probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the milestone payments is resolved, and since the contract include termination provisions, the Company estimated the transaction price at $14,000 and recognized that amount as revenue once the license was delivered.

Sales-based royalties are not included in the transaction price. Rather, they are recognized as incurred, due to the specific exception of ASC 606 for sales-based royalties in licensing of intellectual properties.

b.	On October 19, 2018, the Company signed a License, Development and Commercialization Agreement (the “License Agreement”) with Lung Biotechnology PBC (“LB”) (see also Note 8).

The Company has identified the following performance obligations in the License Agreement: (1) grant of the license and use of its IP (“License”); and (2) a limited quantity of BioInk to be supplied over a specific time frame (“First BioInk”). The License is distinct as the licensee is able to benefit from the license on its own at its current stage (inter alia, due to sublicensing rights, option services can be obtained from other experts in the field and not necessarily from the Company, etc.).

In addition, the Company has identified several options in the License Agreement. However, neither of the options provides a material right to the customer and therefore, neither of the said options give rise to a performance obligation.

The transaction price included an up-front paid amount of $5,000 and reimbursement for part of the costs related to the IIA in an amount of $1,000, as well as variable considerations contingent upon LB achieving certain milestones, sales-based royalties and additional reimbursement of costs related to payments made by CollPlant to the IIA (“Variable Consideration”). The Company estimates variable consideration using the most likely method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur.

Sales-based royalties are not included in the transaction price. Rather, they are recognized as incurred, due to the specific exception of ASC 606 for sales-based royalties in licensing of intellectual properties

The Company allocates the transaction price to each performance obligation identified based on the standalone selling prices of the goods or services being provided to the customer. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer.

The following are the details of the allocation of the transaction price (which does not include the Variable Consideration) to the various performance obligations in the Agreement:

a)	The First BioInk was allocated with its stand-alone selling price, which is the observable price of the BioInk when the Company sells it separately.

b)	The License was allocated with an estimated stand-alone selling price, based on the residual approach, since the Company has not yet established a price for that license and the license has not previously been sold on a stand-alone basis (i.e. the selling price is uncertain), as well as the related IIA royalties reimbursement.

In September 2020, LB expanded the collaboration with the exercise of its option to cover a second lifesaving organ, human kidneys. LB paid CollPlant $3,000 for the option exercise. The Company has identified the transaction as a performance obligations to grant license and use of its IP (“License”) for additional organ;

Under the agreement, the Company is entitled to receive partial reimbursement for royalties expenses paid to the IIA. Such reimbursements are recorded as revenues.

On February 24, 2021, CollPlant received a notice of termination from LB of the License Agreement, effective as of March 26, 2021.

q.	Income taxes

1)

Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. The Company has provided a full valuation allowance with respect to its deferred tax assets.

2)

Uncertainty in income taxes

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If the more likely than not threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

r.	Income (loss) per share

Basic income (loss) per share is computed on the basis of the net income (loss), adjusted to recognize the effect of a down-round feature when it is triggered, for the period divided by the weighted average number of ordinary shares and prepaid warrants outstanding during the period. Diluted income (loss) per share is based upon the weighted average number of ordinary shares and of potential ordinary shares  outstanding when dilutive. Ordinary share equivalents include outstanding stock options and warrants, which are included under the treasury stock method when dilutive. The calculation of diluted income (loss) per share does not include options and warrants exercisable into 1,590,346, 4,008,007 and 3,536,495 shares for the years ended December 31, 2021, 2020 and 2019, respectively, because the effect would be anti-dilutive.

s.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

 Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amount of the cash and cash equivalents, restricted deposits, trade receivable, trade payables, accrued expenses and other liabilities approximates their fair value.

The carrying amount of the derivatives liability are measured using unobservable inputs that require a high level of judgment to determine fair value, and thus are classified as Level 3 financial instruments as disclosed in Note 3 below.

t.	Newly issued and recently adopted accounting pronouncements:

As an “emerging growth company,” the Company can delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected not to avail itself of an exemption that allows emerging growth companies to extend the transition period for complying with new or revised financial accounting standards.

In December 2019, the FASB issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company evaluated that the impact of the new guidance on its consolidated financial statements is immaterial.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS). ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis. The Company evaluated that the impact of the new guidance on its consolidated financial statements is immaterial.